Document and Entity Information	Jul. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2022
Entity File Number	001-33675
Entity Registrant Name	Riot Blockchain, Inc.
Entity Central Index Key	0001167419
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	84-1553387
Entity Address, Address Line One	3855 Ambrosia Street, Suite 301
Entity Address, City or Town	Castle Rock
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80109
City Area Code	303
Local Phone Number	794-2000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	RIOT
Security Exchange Name	NASDAQ